united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 Laurel, MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 04/30/2017

Item 1. Schedule of Investments.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2017
Shares		Value
	COMMON STOCKS - 24.4%
	AEROSPACE/DEFENSE - 0.9%
3,745	Arconic, Inc.	$ 102,351
587	Boeing Co.	108,495
556	General Dynamics Corp.	107,747
648	L3 Technologies, Inc.	111,307
397	Lockheed Martin Corp.	106,972
429	Northrop Grumman Corp.	105,517
686	Raytheon Co.	106,474
1,085	Rockwell Collins, Inc.	112,938
432	TransDigm Group, Inc.	106,587
1,023	United Technologies Corp.	121,727
		1,090,115
	AGRICULTURE - 0.9%
5,423	Altria Group, Inc.	389,263
3,442	Philip Morris International, Inc.	381,511
6,219	Reynolds American, Inc.	401,126
		1,171,900
	BANKS - 0.8%
2,356	BB&T Corp.	101,732
2,998	Citizens Financial Group, Inc.	110,056
4,160	Fifth Third Bancorp	101,629
8,042	Huntington Bancshares, Inc.	103,420
6,061	KeyCorp.	110,553
671	M&T Bank Corp.	104,280
910	PNC Financial Services Group, Inc.	108,972
7,580	Regions Financial Corp.	104,225
1,912	SunTrust Banks, Inc.	108,621
2,592	Zions Bancorporation	103,758
		1,057,246
	BUILDING MATERIALS - 1.6%
5,037	Fortune Brands Home & Security, Inc.	321,058
6,881	Johnson Controls International PLC	286,043
2,677	Martin Marietta Materials, Inc.	589,449
8,691	Masco Corp.	321,741
4,799	Vulcan Materials Co.	580,103
		2,098,394
	CHEMICALS - 0.9%
6,215	Dow Chemical Co.	390,302
4,842	Eastman Chemical Co.	386,149
4,925	EI du Pont de Nemours & Co.	392,769
		1,169,220
	COMMERCIAL SERVICES - 1.3%
1,003	Automatic Data Processing, Inc.	104,803
9,231	Cintas Corp.	1,130,521
1,408	Global Payments, Inc.	115,118
2,595	PayPal Holdings, Inc. *	123,833
2,106	Total System Services, Inc.	120,695
5,585	The Western Union Co.	110,918
		1,705,888
	COMPUTERS - 0.0%
2,412	Conduent, Inc. *	39,340
Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2017
Shares		Value
	DIVERSIFIED FINANCIAL SERVICES - 0.3%
452	Alliance Data Systems Corp.	$ 112,833
999	MasterCard, Inc. - Class A	116,203
1,200	Visa, Inc. - Class A	109,464
		338,500
	ELECTRONICS - 1.3%
4,092	Allegion PLC	321,795
8,341	Amphenol Corp.	603,138
20,996	Corning, Inc.	605,735
2,006	Fortive Corp.	126,900
		1,657,568
	HAND/MACHINE TOOLS - 0.2%
664	Snap-on, Inc.	111,240
963	Stanley Black & Decker, Inc.	131,112
		242,352
	HEALTHCARE - SERVICES - 1.0%
1,551	Aetna, Inc.	209,494
1,177	Anthem, Inc.	209,377
2,823	Centene Corp. *	210,031
1,293	Cigna Corp.	202,186
914	Humana, Inc.	202,890
1,178	UnitedHealth Group, Inc.	206,008
		1,239,986
	HOME FURNISHINGS - 0.5%
11,801	Leggett & Platt, Inc.	620,025

	INSURANCE - 0.9%
2,473	Aon PLC	296,364
5,162	Arthur J Gallagher & Co.	288,091
3,954	Marsh & McLennan Cos., Inc.	293,110
2,234	Willis Towers Watson PLC	296,273
		1,173,838
	INTERNET - 2.0%
203	Alphabet, Inc. - Class A *	187,678
208	Alphabet, Inc. - Class C *	188,440
275	Amazon.com, Inc. *	254,372
4,960	eBay, Inc. *	165,714
1,983	Expedia, Inc.	265,167
1,221	Facebook, Inc. *	183,455
1,610	Netflix, Inc. *	245,042
134	Priceline Group, Inc. *	247,474
7,969	Symantec Corp.	252,059
5,627	TripAdvisor, Inc. *	253,271
1,999	VeriSign, Inc. *	177,751
3,601	Yahoo!, Inc. *	173,604
		2,594,027
Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2017
Shares		Value
	IRON/STEEL - 0.9%
18,603	Nucor Corp.	$ 1,140,922

	MACHINERY - DIVERSIFIED - 1.1%
10,650	Deere & Co.	1,188,647
2,387	Flowserve Corp.	121,427
2,501	Xylem, Inc.	128,576
		1,438,650
	MEDIA - 0.9%
1,191	Charter Communications, Inc. *	411,086
10,416	Comcast Corp. - Class A	408,203
6,182	DISH Network Corp. *	398,368
		1,217,657
	MISCELLANEOUS MANUFACTURER - 0.6%
1,440	Dover Corp.	113,587
935	Illinois Tool Works, Inc.	129,114
1,515	Ingersoll-Rand PLC	134,456
749	Parker-Hannifin Corp.	120,439
1,983	Pentair PLC	127,923
2,329	Textron, Inc.	108,671
		734,190
	OIL & GAS - 0.8%
8,379	Helmerich & Payne, Inc.	508,102
47,454	Transocean Ltd. *	523,418
		1,031,520
	RETAIL - 1.9%
24,123	Best Buy Co., Inc.	1,249,813
4,031	Home Depot, Inc.	629,239
7,121	Lowe's Cos, Inc.	604,431
		2,483,483
	SAVINGS & LOANS - 0.1%
5,870	People's United Financial, Inc.	102,549

	SEMICONDUCTORS - 1.9%
6,952	Advanced Micro Devices, Inc. *	92,462
1,340	Analog Devices, Inc.	102,108
10,639	Applied Materials, Inc.	432,050
456	Broadcom Ltd.	100,689
2,611	Intel Corp.	94,388
4,327	KLA-Tencor Corp.	424,998
3,242	Lam Research Corp.	469,604
1,267	Microchip Technology, Inc.	95,760
3,833	Micron Technology, Inc. *	106,059
859	NVIDIA Corp.	89,594
1,442	Qorvo, Inc. *	98,099
1,729	QUALCOMM, Inc.	92,916
997	Skyworks Solutions, Inc.	99,441
1,160	Texas Instruments, Inc.	91,849
1,576	Xilinx, Inc.	99,461
		2,489,478
Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2017
Shares		Value
	SOFTWARE - 3.1%
12,836	Activision Blizzard, Inc.	$ 670,681
1,507	Adobe Systems, Inc. *	201,546
2,652	Akamai Technologies, Inc. *	161,613
2,263	Autodesk, Inc. *	203,828
7,180	CA, Inc.	235,719
2,323	Citrix Systems, Inc. *	188,024
6,670	Electronic Arts, Inc. *	632,449
1,347	Fidelity National Information Services, Inc.	113,404
967	Fiserv, Inc. *	115,208
1,690	Intuit, Inc.	211,605
3,700	Microsoft Corp.	253,302
5,487	Oracle Corp.	246,696
1,689	Paychex, Inc.	100,124
2,876	Red Hat, Inc. *	253,318
2,366	salesforce.com, Inc. *	203,760
2,705	Synopsys, Inc. *	199,358
		3,990,635
	TEXTILES - 0.5%
2,567	Mohawk Industries, Inc. *	602,706

	TOTAL COMMON STOCKS (Cost $27,398,169)	31,430,189

	EXCHANGE TRADED FUNDS - 56.5%
	ASSET ALLOCATION FUND - 4.1%
108,106	SPDR Bloomberg Barclays Convertible Securities ETF	5,271,249

	DEBT FUNDS - 22.1%
40,906	iShares iBoxx $ Investment Grade Corporate Bond ETF	4,867,405
44,579	iShares JP Morgan USD Emerging Markets Bond ETF	5,135,501
57,376	iShares TIPS Bond ETF	6,598,814
147,554	Vanguard Short-Term Bond ETF	11,795,467
		28,397,187
	EQUITY FUNDS - 16.2%
169,595	Guggenheim S&P Midcap 400 Pure Value ETF	10,535,241
84,277	Vanguard Small-Cap Value ETF	10,395,568
		20,930,809
	FOREIGN INDEX FUNDS - 14.1%
193,392	iShares MSCI Austria Capped ETF	3,788,549
101,680	iShares MSCI Brazil Capped ETF	3,779,446
60,113	iShares MSCI South Korea Capped ETF	3,733,017
105,941	iShares MSCI Taiwan Capped ETF	3,576,568
159,459	VanEck Vectors Russia ETF	3,329,504
		18,207,084

	TOTAL EXCHANGE TRADED FUNDS (Cost $67,858,228)	72,806,329

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2017
Shares		Value
	MUTUAL FUNDS - 14.3%
	ASSET ALLOCATION FUND - 10.1%
1,674,991	Arrow Managed Futures Strategy Fund - Institutional Class #	$ 13,100,103

	COMMODITY FUND - 4.2%
985,641	Arrow Commodity Strategy Fund - Institutional Class #	5,367,503

	TOTAL MUTUAL FUNDS (Cost $18,096,773)	18,467,606

	SHORT-TERM INVESTMENTS - 2.6%
	MONEY MARKET FUNDS - 2.6%
2,135,604	Fidelity Institutional Money Market Fund - Government Portfolio - Institutional Class	2,135,604
	to yield 0.43% ^
1,232,251	Fidelity Institutional Money Market Fund - Money Market Portfolio - Class I	1,232,251
	to yield 0.92% ^ +
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,367,855)	3,367,855

	TOTAL INVESTMENTS - 97.8% (Cost $116,721,025) (a)	$ 126,071,979
	OTHER ASSETS LESS LIABILITIES - 2.2%	2,786,309
	NET ASSETS - 100.0%	$ 128,858,288

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $116,923,697 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 10,089,269
	Unrealized Depreciation:	(940,987)
	Net Unrealized Appreciation:	$ 9,148,282

* Non-Income producing security.
^ Money market fund; interest rate reflects seven-day effective yield on April 30, 2017.
# Affiliated Fund
+ All or a portion of this investment is a holding of the ADWAB Fund Limited.
PLC - Public Limited Company

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2017

	FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ++ ^	Expiration	Amount at Value	Gain / (Loss) +
28	ADU/USD Currency Future	Jun-17	$ 2,093,280	$ (25,988)
21	Dollar Index Future	Jun-17	2,076,858	(47,478)
30	New Zealand $ Future	Jun-17	2,058,600	(15,175)
22	WTI Crude Future	Dec-17	1,112,980	(96,443)

Short	Total Unrealized Loss from Open Long Future Contracts			(185,084)
Contracts	Open Short Futures Contracts ++ ^
(16)	CHF Currency Future	Jun-17	(2,184,000)	(20,747)
(15)	Euro FX Currency Future	Jun-17	(1,891,500)	(38,420)

	Total Unrealized Loss from Open Short Future Contracts			(59,167)

			Net Unrealized Loss from Open Long Futures Contracts	$ (244,251)

++ All or a portion of these contracts are holdings of the ADWAB Fund Limited.
^ All collateral for open futures contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.
+ The amount represents fair value derivative instruments subject to commodity risk exposure as of April 30, 2017.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.
Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional value of the derivative instruments outstanding as of April 30, 2017 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as April 30, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 31,430,189	$ -	$ -	$ 31,430,189
Exchange Traded Funds	72,806,329	-	-	72,806,329
Mutul Funds	18,467,606	-	-	18,467,606
Short-Term Investments	3,367,855	-	-	3,367,855
Total	$ 126,071,979	$ -	$ -	$ 126,071,979
Liabilities	Level 1	Level 2	Level 3	Total
Variation Margin-Open Futures Contracts	$ 244,251	$ -	$ -	$ 244,251
Total	$ 244,251	$ -	$ -	$ 244,251

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
See Consolidated Portfolio of Investments for investments and derivatives segregated by industry, type and underlying exposure.

Consolidation of Subsidiaries – Arrow DWA Balanced Fund ("ADBF") with ADWAB Fund Limited CFC ("ADB-CFC") – The Consolidated Portfolio of Investments includes the accounts of ADB-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

ADBF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ADBF's investment objectives and policies.

ADB-CFC utilizes commodity based derivative products to facilitate ADBF's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ADBF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ADBF Prospectus.

A summary of the ADBF's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at April 30, 2017	% of Fund Net Assets at April 30, 2017
ADB-CFC	12/5/12	$2,167,311	1.68%

Arrow DWA Tactical Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2017
Shares		Value
	EXCHANGE TRADED FUNDS - 89.6%
	EQUITY FUNDS - 89.6%
789,720	Financial Select Sector SPDR ETF	$ 18,582,112
373,104	First Trust Large Cap Core AlphaDEX ETF	19,461,105
310,539	Guggenheim S&P 500 Pure Value ETF	18,281,431
275,780	Industrial Select Sector SPDR ETF	18,295,245
627,886	iShares Latin America 40 ETF	19,703,063
360,989	Technology Select Sector SPDR ETF	19,630,582
157,577	Vanguard Growth ETF	19,607,306
196,889	Vanguard Mid-Cap Value ETF	20,145,682
139,047	Vanguard Small-Cap Growth ETF	19,825,321
		173,531,847

	TOTAL EXCHANGE TRADED FUNDS (Cost $165,627,046)	173,531,847

	SHORT-TERM INVESTMENT - 8.8%
	MONEY MARKET FUND - 8.8%
17,106,259	Fidelity Institutional Money Market Fund - Money Market Portfolio - Class I	17,106,259
	to yield 0.92% * + (Cost $17,106,259)

	TOTAL INVESTMENTS - 98.4% (Cost $182,733,305) (a)	$ 190,638,106
	OTHER ASSETS LESS LIABILITIES - 1.6%	3,032,103
	NET ASSETS - 100.0%	$ 193,670,209

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $182,842,942 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 8,026,201
	Unrealized Depreciation	(231,037)
	Net Unrealized Appreciation:	$ 7,795,164

* Money market fund; interest rate reflects seven-day effective yield on April 30, 2017.
+ All or a portion of this investment is a holding of the ADWAT Fund Limited.

Arrow DWA Tactical Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2017

	FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ++ ^	Expiration	Amount at Value	Gain / (Loss) +
131	LME Aluminum Future	Oct-17	$ 6,291,275	$ 388,906
44	LME Copper Future	Dec-17	6,340,950	(117,975)
92	LME Zinc Future	Dec-17	6,055,900	(219,995)
			Net Unrealized Gain from Open Long Futures Contracts	$ 50,936

++ All or a portion of this investment is a holding of the ADWAT Fund Limited.
^ All collateral for open futures contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.
+ The amount represents fair value derivative instruments subject to commodity risk exposure as of April 30, 2017.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional value of the derivative instruments outstanding as of April 30, 2017 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as April 30, 2017 for the Fund’s assets and liabilities measured at fair value:

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

See Consolidated Portfolio of Investments for investments and derivatives segregated by industry, type and underlying exposure.

Consolidation of Subsidiaries – Arrow DWA Tactical Fund ("ADTF") with ADWAT Fund Limited CFC ("ADT-CFC") – The Consolidated Portfolio of Investments includes the accounts of ADT-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

ADTF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ADTF's investment objectives and policies.

ADT-CFC utilizes commodity based derivative products to facilitate ADTF's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ADTF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ADTF Prospectus.

A summary of the ADTF's investments in the CFC is as follows:

	Inception Date of CFC	CFC Net Assets at April 30, 2017	% of Fund Net Assets at April 30, 2017
ADT-CFC	12/12/11	$4,402,292	2.27%

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2017
Principal ($)		Fair Value
	CORPORATE BONDS - 30.0%
	AEROSPACE/DEFENSE - 0.6%
1,000,000	TransDigm, Inc., 6.375% due 6/15/2026	$ 1,007,500

	AUTO MANUFACTURERS - 0.6%
1,000,000	Navistar International Corp., 8.250% due 11/1/2021	1,012,500

	AUTO PARTS & EQUIPMENT - 0.7%
1,000,000	American Axle & Manufacturing, Inc., 6.625% due 10/15/2022	1,030,000

	CHEMICALS - 1.4%
1,000,000	Chemours Co., 7.000% due 5/15/2025	1,098,750
1,000,000	Tronox Finance LLC, 6.375% due 8/15/2020	1,016,250
		2,115,000
	COMMERCIAL SERVICES - 1.3%
1,000,000	APX Group, Inc., 8.750% due 12/1/2020	1,036,250
1,000,000	Laureate Education, Inc., 9.250% due 9/1/2019, 144A	1,050,000
		2,086,250
	COSMETICS/PERSONAL CARE - 0.6%
1,000,000	Avon Products, Inc., 7.000% due 3/15/2023	962,500

	DIVERSIFIED FINANCIAL SERVICES - 1.3%
1,000,000	Nationstar Capital Corp., 6.500% due 7/1/2021	1,015,000
1,000,000	Quicken Loans, Inc., 5.750% due 5/1/2025, 144A	1,010,000
		2,025,000
	ELECTRIC - 1.1%
1,000,000	NRG Energy, Inc., 6.625% due 1/15/2027	990,000
1,000,000	Talen Energy Supply LLC, 4.600% due 12/15/2021	775,000
		1,765,000
	HEALTHCARE - PRODUCTS - 0.6%
1,000,000	DJO Finance Corp., 8.125% due 6/15/2021, 144A	882,500

	HEALTHCARE - SERVICES - 1.9%
1,000,000	Community Health Systems, Inc., 8.000% due 11/15/2019	973,140
1,000,000	Kindred Healthcare, Inc., 8.750% due 1/15/2023	1,026,250
1,000,000	Tenet Healthcare Corp., 8.125% due 4/1/2022	1,015,000
		3,014,390
	HOME BUILDERS - 0.7%
1,000,000	PulteGroup, Inc., 5.000% due 1/15/2027	1,012,500

	INSURANCE - 1.3%	952,500
1,000,000	Genworth Holdings, Inc., 7.625% due 9/24/2021	1,047,650
1,000,000	HUB International Ltd., 7.875% due 10/1/2021,144A	2,000,150

	IRON/STEEL - 0.6%
1,000,000	Allegheny Technologies, Inc., 5.950% due 1/15/2021	990,000

	LODGING - 1.3%
1,000,000	Diamond Resorts International, Inc., 7.750% due 9/1/2023, 144A	1,065,000
1,000,000	Wynn Las Vegas LLC, 5.500% due 3/1/2025, 144A	1,035,000
		2,100,000
Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2017
Principal ($)		Fair Value
	MEDIA - 4.6%
1,000,000	Altice Luxembourg SA, 7.625% due 2/15/2025, 144A	$ 1,067,500
1,000,000	Altice Financing SA, 7.500% due 5/15/2026, 144A	1,080,000
1,000,000	CBS Radio, Inc., 7.250% due 11/1/2024, 144A	1,087,500
1,000,000	Clear Channel Worldwide Holdings, Inc., 7.625% due 3/15/2020	1,011,250
1,000,000	CSC Holdings LLC, 10.125% due 1/15/2023, 144A	1,160,000
1,000,000	iHeartCommunications, Inc., 9.000% due 3/1/2021	760,000
1,000,000	SFR Group SA, 7.375% due 5/1/2026, 144A	1,051,250
		7,217,500
	OIL & GAS - 3.7%
1,000,000	California Resources Corp., 8.000% due 12/15/2022, 144A	765,000
1,000,000	Denbury Resources, Inc., 5.500% due 5/1/2022	745,000
1,000,000	Everest Acquisition Finance, Inc., 9.375% due 5/1/2020	946,250
1,000,000	Everest Acquisition Finance, Inc., 6.375% due 6/15/2023	752,500
1,000,000	Jupiter Resources, Inc., 8.500% due 10/1/2022, 144A	815,000
1,000,000	MEG Energy Corp., 7.000% due 3/31/2024, 144A	892,500
1,000,000	Noble Holding International Ltd., 7.700% due 4/1/2025	905,000
		5,821,250
	PHARMACEUTICALS - 0.6%
1,000,000	Valeant Pharmaceuticals International, 6.375% due 10/15/2020, 144A	858,750

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.7%
1,000,000	Communications Sales & Leasing, Inc., 8.250% due 10/15/2023	1,067,190

	RETAIL - 0.6%
1,000,000	Ferrellgas Finance Corp., 6.750% due 1/15/2022	962,500

	SOFTWARE - 1.4%
1,000,000	Infor US, Inc., 6.500% due 5/15/2022	1,040,000
1,000,000	Solera Finance, Inc., 10.500% due 3/1/2024, 144A	1,141,250
		2,181,250
	TELECOMMUNICATIONS - 3.8%
1,000,000	CenturyLink, Inc., 6.750% due 12/1/2023	1,071,250
1,000,000	Frontier Communications Corp., 7.625% due 4/15/2024	857,500
1,000,000	Intelsat Jackson Holdings SA, 7.500% due 4/1/2021	915,000
1,000,000	Sprint Corp., 7.625% due 2/15/2025	1,116,250
1,000,000	Wind Acquisition Finance SA, 7.375% due 4/23/2021, 144A	1,040,000
1,000,000	Windstream Services LLC, 6.375% due 8/1/2023	882,500
		5,882,500
	TRANSPORTATION - 0.6%
1,000,000	Navios Maritime Holdings, Inc., 7.375% due 1/15/2022, 144A	860,000

	TOTAL CORPORATE BONDS (Cost $45,932,544)	46,854,230
Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2017
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 42.9%
	ASSET ALLOCATION FUND - 23.3%
1,823,451	Arrow Reserve Capital Management ETF +	$ 36,477,226

	DEBT FUNDS - 19.6%
292,500	iShares iBoxx $ High Yield Corporate Bond ETF	25,775,100
164,205	VanEck Vectors Fallen Angel High Yield Bond ETF	4,875,246
		30,650,346

	TOTAL EXCHANGE TRADED FUNDS (Cost $66,955,370)	67,127,572

	SHORT-TERM INVESTMENTS - 17.5%
	MONEY MARKET FUND - 4.7%
7,397,233	Fidelity Institutional Money Market Fund - Money Market Portfolio - Select Class	7,397,233
	to yield 0.43% *
Principal ($)
	U.S. TREASURY - 12.8% **
20,000,000	United States Treasury Bill, due 4/20/2017, 0.75%	19,966,666

	TOTAL SHORT-TERM INVESTMENTS (Cost $27,363,899)	27,363,899

	TOTAL INVESTMENTS - 90.4% (Cost $140,251,813) (a)	$ 141,345,701
	OTHER ASSETS LESS LIABILITIES - 9.6%	15,053,185
	NET ASSETS - 100.0%	$ 156,398,886

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $140,251,813 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation	$ 1,670,347
	Unrealized Depreciation	(576,459)
	Net Unrealized Appreciation	$ 1,093,888

* Money market fund; interest rate reflects seven-day effective yield on April 30, 2017.
** Interest rate represents discount rate at time of purchase.
LLC - Limited Liability Corporation
+ Affiliated Exchange Traded Fund
144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At April 30, 2017 144A securities amounted to $ 17,908,900 or 11.45% of net assets

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2017

FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ^	Expiration	Amount at Value	Gain / (Loss)
72	US Ultra Bond	Jun-17	$ 11,733,750	$ (2,250)
			Net Unrealized Loss from Long Futures Contracts	$ (2,250)

Unrealized Appreciation/ (Depreciation)

BASKET SWAP CONTRACT ^

Proprietary Index July 2017, Long Custom Financial Futures Index Swap - Deutsche Bank AG, to receive the appreciation of the Index vs. the depreciation of the Index plus 0.70% per annum (Notional Amount $31,949,834)
	Unrealized Appreciation from Long Index Swap Contracts			$ 5,153,562

CREDIT DEFAULT SWAP CONTRACTS ^

June 2022, Exchange Traded Credit Default Swap to Sell Protection (1) - CDX.NA.HY.28 Maturity 6/20/22 - Counterparty Goldman Sachs, to receive fixed interest of 5% (Notional Amount $29,100,000)(3)
	Unrealized Appreciation from Credit Default Swap Contracts			$ 238,744

			Net Unrealized Appreciation on Swap Contracts	$ 5,392,306

^ All collateral for open swaps contracts consists of cash included as Deposits with brokers.

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

(2) Consists of premium paid of $1,988,570 and current asset value of $2,227,314. The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3) The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of April 30, 2017 categorized by risk exposure:
Risk Exposure Category		Unrealized Gain/(Loss) at April 30, 2017
Credit Default Swap		$ 238,744
Interest Rate Contract		5,153,562

Total		$ 5,392,306

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.
Swap Agreements – The Fund is subject to interest price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to interest price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The notional value of the derivative instruments outstanding as of April 30, 2017 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as April 30, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ 46,854,230	$ -	$ -	$ 46,854,230
Exchange Traded Fund	67,127,572	-	-	67,127,572
Money Market Fund	7,397,233			7,397,233
Open Swap Contracts *	-	5,392,306	-	5,392,306
U.S. Treasury	-	19,966,666	-	19,966,666
Total	$ 121,379,035	$ 25,358,972	$ -	$ 146,738,007

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

See Portfolio of Investments for investments and derivatives segregated by industry, type and underlying exposure.

* Derivative instruments include cumulative net unrealized gain or loss on futures contracts and swaps open as of April 30, 2017.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2017
Shares		Value
	SHORT-TERM INVESTMENTS - 100.2%
	MONEY MARKET FUND - 7.1%
9,026,994	Fidelity Institutional Money Market Fund - Government Portfolio - Institutional Class	$ 9,026,994
	to yield 0.43% ** ++

Principal ($)
	U.S. TREASURY - 93.1%
20,000,000	United States Treasury Bills due 2/16/2017, 0.780% *	19,991,013
12,500,000	United States Treasury Bills due 4/20/2017, 0.750% * ++	12,497,212
66,000,000	United States Treasury Bills due 6/15/2017, 0.820% * ++	65,913,622
20,000,000	United States Treasury Bills due 6/15/2017, 0.645% *	19,952,900
		118,354,747

	TOTAL SHORT-TERM INVESTMENTS (Cost $127,381,741)	127,381,741

	TOTAL INVESTMENTS - 100.2% (Cost $127,381,741) (a)	$ 127,381,741
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(314,984)
	NET ASSETS - 100.0%	$ 127,066,757

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $127,381,741 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation	$ -
	Unrealized Depreciation	-
	Net Unrealized Appreciation	$ -

* Interest rate represents discount rate at time of purchase.
** Money market fund; interest rate reflects seven-day effective yield on April 30, 2017.
++ All or a portion of this investment is a holding of the Arrow MFS Fund Limited.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2017

Unrealized Appreciation/ (Depreciation)
SWAP CONTRACTS ^ ++
FINANCIAL INDEX SWAP

Price return swap with Societe Generale, S.A., London Branch. The swap provides exposure to the investment returns of WMA program of Dunn Capital Management, LLC. ("Dunn") calculated on a daily basis. Under the terms of the swap, the Advisor has the ability to reset the notional value or the trading level of the Swap as frequently as daily. The swap was effective on September 30th, 2015 and has a term of five years there from unless earlier terminated. In addition, the swap provides for an annual fee of 0.50% payable to Societe Generale accrued on the notional level of the swap. (Notional Value $59,428,615)

	Unrealized Appreciation from Financial Index Swap Contracts	$ 805,656

COMMODITY INDEX SWAP

Price return swap with Societe Generale, S.A., London Branch. The swap provides exposure to the investment returns of WMA program of Dunn Capital Management, LLC. ("Dunn") calculated on a daily basis. Under the terms of the swap, the Advisor has the ability to reset the notional value or the trading level of the Swap as frequently as daily. The swap was effective on September 30th, 2015 and has a term of five years there from unless earlier terminated. In addition, the swap provides for an annual fee of 0.50% payable to Societe Generale accrued on the notional level of the swap. (Notional Value $66,513,032)

	Unrealized Depreciation from Commodity Index Swap Contracts	$ (1,367,722)

	Total Net Unrealized Depreciation on Swap Contracts	$ (562,066)

++ All or a portion of these contracts are holdings of the Arrow MFS Fund Limited.
^ All collateral for open futures/swap contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of April 30, 2017 categorized by risk exposure:
Risk Exposure Category	Unrealized Gain/(Loss) at April 30, 2017
Mixed; Interest rate, credit, foreign exchange and equity contracts	$ 805,656
Commodity Risk	(1,367,722)
Total	$ (562,066)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Swap Agreements – The Fund is subject to interest price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to interest price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.

The notional value of the derivative instruments outstanding as of April 30, 2017 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as April 30, 2017 for the Fund’s assets and liabilities measured at fair value:

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

See Consolidated Portfolio of Investments for investments and derivatives segregated by industry, type and underlying exposure.

* Derivative instruments include cumulative net unrealized gain or loss on futures contracts and swaps open as of April 30, 2017.

Consolidation of Subsidiaries – Arrow Managed Futures Strategy Fund ("AMFSF") with Arrow MFT Fund Limited ("AMFS-CFC") – The Consolidated Portfolio of Investments includes the accounts of AMFS-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

AMFSF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with AMFTF's investment objectives and policies.

AMFSF-CFC utilizes commodity based derivative products to facilitate AMFSF's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, AMFTF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the AMFTF Prospectus.

A summary of the AMFTF's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at April 30, 2017	% of Fund Net Assets at April 30, 2017
AMFSF-CFC	11/6/09	$20,229,153	15.92%

Arrow Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2017
Shares		Value
	EXCHANGE TRADED NOTE - 2.7%
	COMMODITY FUND - 2.7%
7,999	iPath Bloomberg Commodity Index Total Return ETN * (Cost $191,591)	$ 184,409

	SHORT-TERM INVESTMENTS - 85.0%
	MONEY MARKET FUND - 0.3%
15,990	Fidelity Institutional Money Market Fund - Government Portfolio - Institutional Class	15,990
	to yield 0.43% *** ++

Principal
	U.S. TREASURY - 84.7%
5,720,000	United States Treasury Bill due 2/16/2017, 0.58% **	5,712,508

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,728,498)	5,728,498

	TOTAL INVESTMENTS - 87.7% (Cost $5,920,089) (a)	$ 5,912,907
	OTHER ASSETS LESS LIABILITIES - 12.3%	830,518
	NET ASSETS - 100.0%	$ 6,743,425

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $5,920,114 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ -
	Unrealized Depreciation:	(7,207)
	Net Unrealized Depreciation:	$ (7,207)
* Non-Income producing security.
** Interest rate represents discount rate at time of purchase.
*** Money market fund; interest rate reflects seven-day effective yield on April 30, 2017.
++ All or a portion of this investment is a holding of the ACT Fund Limited.

Arrow Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2017

	FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ++ ^	Expiration	Amount at Value	Gain / (Loss) +
8	Cocoa	Dec-17	$ 149,680	$ (40,287)
8	Coffee	Dec-17	418,050	(36,416)
9	Copper Future	Dec-17	592,425	20,820
9	Corn Future	Dec-17	173,250	17
8	Cotton	Dec-17	298,480	23,120
8	Gasoline RBOB	Dec-17	470,333	(29,253)
9	Gold	Dec-17	1,150,470	59,231
8	Lean Hogs	Dec-17	197,440	(3,440)
8	Live Cattle	Dec-17	381,600	51,520
9	Natural Gas Future	Mar-18	315,630	7,600
8	NY Harbor ULSD Future	Dec-17	528,125	(35,616)
8	Silver	Dec-17	697,720	(16,480)
8	Soybean Future	Nov-17	381,300	(18,896)
8	Wheat Future	Dec-17	187,300	(2,326)
9	World Sugar # 11	Mar-18	169,949	(15,154)
9	WTI Crude Future	Dec-17	455,310	(29,690)
			Net Unrealized Loss from Open Futures Contracts	$ (65,250)

++ All or a portion of these contracts are holdings of the ACT Fund Limited.
^ All collateral for open futures/swaps contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.
+ The amount represents fair value derivative instruments subject to commodity risk exposure as of April 30, 2017.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional value of the derivative instruments outstanding as of April 30, 2017 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of April 30, 2017 for the Fund’s assets and liabilities measured at fair value:

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

See Consolidated Portfolio of Investments for investments and derivatives segregated by industry, type and underlying exposure.

Consolidation of Subsidiaries – Arrow Commodity Strategy Fund ("ACS") with ACT Fund Limited ("ACS-CFC") – The Consolidated Portfolio of Investments includes the accounts of ACS-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

ACS may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ACS's investment objectives and policies.

ACS-CFC utilizes commodity based derivative products to facilitate ACS's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ACS may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ACS Prospectus.

A summary of the ACS's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at April 30, 2017	% of Fund Net Assets at April 30, 2017
ACS-CFC	1/3/11	$712,737	10.57%

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 06/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 06/28/2017

By (Signature and Title)

*/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 06/28/2017